Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 88,931	$ 305,352
Restricted cash	15,449	20,272
Marketable securities	13,861	12,033
Trade accounts receivable, net	45,635	27,650
Other current assets	31,498	26,667
Related party receivables	5,180	3,990
Derivative instruments receivables	3,876	9,449
Inventories	28,235	28,154
Prepaid expenses	6,335	6,127
Voyages in progress	21,929	2,808
Favorable charter party contracts	12,148	18,732
Total current assets	273,077	461,234
Restricted cash	58,864	46,981
Vessels and equipment, net	2,340,753	2,406,456
Finance leases, right of use assets, net	193,987	1,165
Operating leases, right of use assets, net	54,853
Favorable charter party contracts	4,073	16,221
Investments in associated companies	21,483	1,658
Related party receivables	10,700	0
Other long term assets	8,267	17,639
Total assets	2,966,057	2,951,354
Current liabilities
Current portion of long-term debt	87,787	471,764
Current portion of finance lease obligations		5,649
Current portion of finance lease obligations	17,502
Current portion of operating lease obligations	14,377
Derivative instruments payables	10,455	1,294
Related party payables	3,970	0
Trade accounts payables	12,402	7,752
Accrued expenses	44,739	26,643
Other current liabilities	42,135	28,398
Total current liabilities	233,367	541,500
Long-term liabilities
Long-term debt	1,026,083	877,278
Non-current portion of finance lease obligations		1,786
Non-current portion of finance lease obligations	151,206
Non-current portion of operating lease obligations	42,010
Other long term liabilities	0	7,278
Total liabilities	1,452,666	1,427,842
Commitments and contingencies
Equity
Share capital (Shares issued: 2019: 144,272,697. 2018: 144,272,697 Outstanding shares: 2019:143,277,697 shares. 2018: 143,827,697 shares. All shares are issued and outstanding at par value $0.05)	7,215	7,215
Treasury shares	(5,669)	(2,643)
Additional paid in capital	715	233
Contributed capital surplus	1,739,834	1,786,451
Accumulated deficit	(228,704)	(267,744)
Total equity	1,513,391	1,523,512
Total liabilities and equity	$ 2,966,057	$ 2,951,354